Significant Accounting Policies and Recent Accounting Pronouncements, textuals 1 (Details) (USD $)	12 Months Ended
Dec. 31, 2014
[DrybulkersMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years
[BuildingMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	55 years
Property, plant and equipment, salvage value	0
[OfficeEquipmentMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
[VehiclesMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years
[AutomobilesMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 years
[ComputerEquipmentMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years
[ComputerSoftwareIntangibleAssetMember]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 years